JPMorgan Ultra-Short Income ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 33.2%
Aerospace & Defense — 0.2%
General Dynamics Corp. 1.88%, 8/15/2023	1,790,000	1,777,539
Northrop Grumman Corp. 3.25%, 8/1/2023	37,294,000	37,167,067
Raytheon Technologies Corp. 3.20%, 3/15/2024	20,734,000	20,395,637
		59,340,243
Automobile Components — 0.0% ^
Magna International, Inc. (Canada) 3.63%, 6/15/2024	6,505,000	6,374,408
Automobiles — 0.6%
BMW US Capital LLC (Germany)
2.25%, 9/15/2023 (a)	3,130,000	3,099,832
(SOFRINDX + 0.53%), 5.63%, 4/1/2024 (a) (b)	22,838,000	22,879,211
Hyundai Capital America
4.13%, 6/8/2023 (a)	837,000	836,883
1.25%, 9/18/2023 (a) (c)	2,506,000	2,470,640
4.30%, 2/1/2024 (a)	876,000	867,287
0.88%, 6/14/2024 (a)	39,002,000	37,102,454
1.00%, 9/17/2024 (a)	4,614,000	4,344,417
2.65%, 2/10/2025 (a)	8,000,000	7,611,957
Kia Corp. (South Korea) 1.00%, 4/16/2024 (a)	12,580,000	12,079,159
Mercedes-Benz Finance North America LLC (Germany) 0.75%, 3/1/2024 (a)	1,065,000	1,027,761
Volkswagen Group of America Finance LLC (Germany)
4.25%, 11/13/2023 (a)	39,386,000	39,088,215
0.88%, 11/22/2023 (a)	14,938,000	14,602,504
2.85%, 9/26/2024 (a)	5,725,000	5,535,867
		151,546,187
Banks — 14.5%
ASB Bank Ltd. (New Zealand)
3.75%, 6/14/2023 (a)	13,938,000	13,930,504
(ICE LIBOR USD 3 Month + 0.97%), 6.11%, 6/14/2023 (a) (b)	8,887,000	8,886,733
3.13%, 5/23/2024 (a) (c)	6,755,000	6,579,229
Australia & New Zealand Banking Group Ltd. (Australia) 4.83%, 2/3/2025 (a)	23,413,000	23,349,981
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	196,806
Banco Santander SA (Spain)
2.71%, 6/27/2024	11,635,000	11,257,712
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	44,857,000	44,637,510
3.50%, 3/24/2025	10,215,000	9,854,372
Bank of America Corp.
4.10%, 7/24/2023	1,101,000	1,097,714
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	85,060,000	84,882,400
(3-MONTH CME TERM SOFR + 1.23%), 3.46%, 3/15/2025 (b)	2,992,000	2,934,199
(SOFR + 0.69%), 0.98%, 4/22/2025 (b)	42,672,000	40,883,708
(SOFR + 1.11%), 3.84%, 4/25/2025 (b) (c)	75,312,000	74,025,820
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	110,000,000	109,172,837
Bank of Montreal (Canada)
(SOFRINDX + 0.35%), 5.47%, 12/8/2023 (b)	14,990,000	14,982,520
5.30%, 6/5/2026	99,000,000	99,116,330
Bank of New Zealand (New Zealand) 4.85%, 2/7/2028 (a)	80,000,000	79,424,446

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
0.80%, 6/15/2023	5,025,000	5,009,908
0.55%, 9/15/2023	166,000	163,551
(SOFR + 0.26%), 5.37%, 9/15/2023 (b)	6,667,000	6,662,615
(SOFRINDX + 0.55%), 5.66%, 9/15/2023 (b)	47,576,000	47,604,545
4.75%, 2/2/2026	67,362,000	66,917,050
1.30%, 9/15/2026	8,539,000	7,540,137
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	4,865,000	4,849,197
0.65%, 2/27/2024 (a)	6,485,000	6,238,780
4.94%, 1/26/2026 (a)	78,781,000	78,187,870
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	29,647,000	28,726,187
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	34,200,000	33,467,010
BNP Paribas SA (France) 3.80%, 1/10/2024 (a)	44,645,000	44,074,538
BPCE SA (France)
4.00%, 9/12/2023 (a)	19,526,000	19,401,424
5.03%, 1/15/2025 (a)	119,399,000	117,514,526
Canadian Imperial Bank of Commerce (Canada)
(SOFRINDX + 0.40%), 5.51%, 12/14/2023 (b)	50,032,000	49,990,023
(SOFR + 0.94%), 6.04%, 4/7/2025 (b) (c)	95,598,000	95,737,500
5.14%, 4/28/2025	80,000,000	79,542,450
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.02%), 4.04%, 6/1/2024 (b)	2,537,000	2,537,000
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	10,270,000	10,049,014
Citizens Bank NA (SOFR + 1.02%), 5.28%, 1/26/2026 (b)	241,889,000	226,697,553
Cooperatieve Rabobank UA (Netherlands)
3.88%, 9/26/2023 (a)	2,850,000	2,833,499
0.38%, 1/12/2024	650,000	629,651
(SOFRINDX + 0.30%), 5.39%, 1/12/2024 (b)	60,834,000	60,786,550
Credit Agricole SA (France) 5.57%, 2/28/2025 (a)	112,332,000	111,877,078
Federation des Caisses Desjardins du Quebec (Canada)
0.70%, 5/21/2024 (a) (c)	26,044,000	24,828,481
(SOFR + 0.43%), 5.50%, 5/21/2024 (a) (b)	41,345,000	41,202,385
(SOFRINDX + 1.09%), 5.28%, 1/23/2026 (a) (b)	203,120,000	200,394,215
Fifth Third Bancorp
3.65%, 1/25/2024 (c)	2,742,000	2,686,184
2.55%, 5/5/2027	12,223,000	10,698,335
HSBC Holdings plc (United Kingdom)
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	63,688,000	62,912,809
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	59,681,000	56,696,653
ING Groep NV (Netherlands)
4.10%, 10/2/2023	14,532,000	14,430,883
3.55%, 4/9/2024	29,942,000	29,323,923
KeyBank NA
(SOFRINDX + 0.34%), 5.40%, 1/3/2024 (b) (c)	1,546,000	1,511,647
(SOFRINDX + 0.32%), 0.43%, 6/14/2024 (b)	68,003,000	65,793,430
5.85%, 11/15/2027	1,510,000	1,401,091

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom) 4.05%, 8/16/2023	27,699,000	27,593,483
M&T Bank Corp. (ICE LIBOR USD 3 Month + 0.68%), 5.95%, 7/26/2023 (b)	7,000,000	6,975,427
Mitsubishi UFJ Financial Group, Inc. (Japan)
3.76%, 7/26/2023	19,164,000	19,102,797
(ICE LIBOR USD 3 Month + 0.86%), 6.13%, 7/26/2023 (b)	2,214,000	2,215,396
2.53%, 9/13/2023	1,247,000	1,236,011
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	47,145,000	46,411,417
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.96%, 10/11/2025 (b)	33,780,000	31,531,466
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 5.72%, 2/20/2026 (b)	59,401,000	59,360,345
Mizuho Financial Group, Inc. (Japan)
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	19,000,000	18,902,878
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	63,901,000	62,967,113
(3-MONTH CME TERM SOFR + 1.26%), 3.92%, 9/11/2024 (b)	27,646,000	27,456,837
MUFG Bank Ltd. (Japan) 4.10%, 9/9/2023 (a)	200,000	198,876
National Bank of Canada (Canada)
5.25%, 1/17/2025	198,389,000	196,430,432
(SOFR + 1.01%), 3.75%, 6/9/2025 (b)	60,344,000	59,063,069
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	73,172,000	72,668,577
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (b)	10,045,000	9,875,192
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (b)	50,000,000	50,136,087
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 5.60%, 8/12/2024 (a) (b)	19,015,000	18,900,778
PNC Bank NA 3.50%, 6/8/2023	3,000,000	2,998,896
PNC Financial Services Group, Inc. (The)
3.50%, 1/23/2024	9,103,000	8,976,679
(SOFR + 1.09%), 4.76%, 1/26/2027 (b) (c)	81,210,000	80,169,857
Royal Bank of Canada (Canada) (SOFRINDX + 0.45%), 5.53%, 10/26/2023 (b)	33,530,000	33,528,281
Skandinaviska Enskilda Banken AB (Sweden) 0.55%, 9/1/2023 (a)	1,060,000	1,045,266
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	11,607,000	11,505,207
2.63%, 10/16/2024 (a)	10,595,000	10,064,826
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	10,000,000	9,666,591
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.88%), 1.21%, 3/23/2025 (a) (b)	12,000,000	11,505,554
(SOFR + 1.74%), 6.84%, 3/30/2026 (a) (b)	10,609,000	10,690,392
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	2,175,000	2,169,108
3.94%, 10/16/2023	10,000,000	9,939,854
5.46%, 1/13/2026	25,879,000	25,979,189
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.80%, 9/12/2023 (a)	27,871,000	27,501,076
0.85%, 3/25/2024 (a)	48,302,000	46,508,305
(SOFR + 0.44%), 5.55%, 9/16/2024 (a) (b)	33,827,000	33,649,708
5.65%, 3/9/2026 (a)	20,516,000	20,747,663
Toronto-Dominion Bank (The) (Canada)
0.30%, 6/2/2023	3,714,000	3,714,000
(SOFR + 0.22%), 5.34%, 6/2/2023 (b)	77,810,000	77,810,000
0.75%, 6/12/2023	48,222,000	48,155,899

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
0.45%, 9/11/2023	548,000	539,902
Wells Fargo & Co.
3.75%, 1/24/2024	894,000	883,969
(SOFR + 1.60%), 1.67%, 6/2/2024 (b)	52,514,000	52,514,000
(SOFR + 0.51%), 0.80%, 5/19/2025 (b)	19,800,000	18,869,027
(SOFR + 1.32%), 3.91%, 4/25/2026 (b)	24,500,000	23,841,353
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,656,000	7,202,131
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	500,000	491,470
Westpac New Zealand Ltd. (New Zealand) 4.90%, 2/15/2028 (a) (c)	35,000,000	34,684,342
		3,570,509,239
Beverages — 0.1%
Constellation Brands, Inc. 3.60%, 5/9/2024	22,819,000	22,378,189
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	5,785,000	5,707,254
		28,085,443
Biotechnology — 0.5%
AbbVie, Inc.
2.60%, 11/21/2024	894,000	860,800
3.80%, 3/15/2025	45,025,000	44,039,645
Amgen, Inc.
1.90%, 2/21/2025	983,000	929,711
5.25%, 3/2/2025	66,086,000	66,269,850
Gilead Sciences, Inc. 3.70%, 4/1/2024	4,950,000	4,879,494
		116,979,500
Building Products — 0.0% ^
Carlisle Cos., Inc. 0.55%, 9/1/2023	2,027,000	2,000,129
Capital Markets — 2.9%
Bank of New York Mellon Corp. (The) (SOFR + 1.35%), 4.41%, 7/24/2026 (b)	11,494,000	11,264,389
Charles Schwab Corp. (The) (SOFRINDX + 0.50%), 5.61%, 3/18/2024 (b)	16,307,000	16,142,823
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	43,990,000	43,413,968
3.00%, 3/15/2024	64,873,000	63,539,901
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	38,732,000	37,946,762
(SOFR + 0.61%), 0.86%, 2/12/2026 (b)	2,575,000	2,357,529
3.75%, 2/25/2026	13,456,000	12,995,146
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	7,025,000	6,278,839
3.85%, 1/26/2027	60,000,000	57,637,810
Intercontinental Exchange, Inc. 3.65%, 5/23/2025	5,000,000	4,926,600
Morgan Stanley
(SOFR + 0.47%), 5.54%, 11/10/2023 (b)	22,354,000	22,347,964
(SOFR + 0.46%), 5.54%, 1/25/2024 (b)	8,363,000	8,355,222
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	2,958,000	2,862,221
(SOFR + 1.16%), 3.62%, 4/17/2025 (b)	85,300,000	83,572,755
(SOFR + 0.53%), 0.79%, 5/30/2025 (b)	76,634,000	72,631,853
(SOFR + 1.30%), 5.05%, 1/28/2027 (b)	50,000,000	49,833,634
State Street Corp. 3.70%, 11/20/2023	6,479,000	6,426,180

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
UBS AG (Switzerland)
0.38%, 6/1/2023 (a) (c)	61,462,000	61,462,000
(SOFR + 0.36%), 5.44%, 2/9/2024 (a) (b)	23,894,000	23,839,953
(SOFR + 0.45%), 5.53%, 8/9/2024 (a) (b)	30,423,000	30,273,401
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	36,500,000	36,147,595
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 4.49%, 8/5/2025 (a) (b)	56,499,000	55,228,482
		709,485,027
Chemicals — 0.3%
Air Liquide Finance SA (France) 2.25%, 9/27/2023 (a)	17,489,000	17,271,118
LyondellBasell Industries NV 5.75%, 4/15/2024	30,974,000	30,955,043
Nutrien Ltd. (Canada) 5.90%, 11/7/2024	726,000	730,395
Sherwin-Williams Co. (The)
3.13%, 6/1/2024	1,881,000	1,834,721
4.05%, 8/8/2024	13,400,000	13,175,662
Westlake Corp. 0.88%, 8/15/2024	4,583,000	4,317,725
		68,284,664
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 0.65%, 7/15/2023	16,655,000	16,556,756
Consumer Finance — 3.2%
AerCap Ireland Capital DAC (Ireland) 1.15%, 10/29/2023	57,979,000	56,845,450
American Express Co.
3.70%, 8/3/2023	3,130,000	3,119,131
0.75%, 11/3/2023 (c)	514,000	503,900
3.38%, 5/3/2024	13,210,000	12,954,968
3.30%, 5/3/2027	49,917,000	47,076,629
5.85%, 11/5/2027	24,076,000	25,013,778
American Honda Finance Corp.
0.88%, 7/7/2023	9,506,000	9,462,910
Series A, 4.60%, 4/17/2025	17,885,000	17,776,652
5.00%, 5/23/2025	134,270,000	134,080,023
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	20,097,000	19,485,428
(SOFR + 0.69%), 5.81%, 12/6/2024 (b)	12,130,000	11,860,941
(SOFR + 1.29%), 2.64%, 3/3/2026 (b)	27,974,000	26,199,099
(SOFR + 2.16%), 4.98%, 7/24/2026 (b)	8,298,000	8,118,016
(SOFR + 0.86%), 1.88%, 11/2/2027 (b)	21,014,000	18,141,864
Caterpillar Financial Services Corp.
0.65%, 7/7/2023 (c)	16,000,000	15,923,072
3.75%, 11/24/2023	971,000	963,192
General Motors Financial Co., Inc.
(SOFR + 1.20%), 6.27%, 11/17/2023 (b)	23,000,000	23,027,192
1.05%, 3/8/2024	18,436,000	17,827,340
3.95%, 4/13/2024	15,000,000	14,763,306
Hyundai Capital Services, Inc. (South Korea) 0.75%, 9/15/2023 (a)	13,858,000	13,659,831
John Deere Capital Corp. (SOFR + 0.12%), 5.21%, 7/10/2023 (b)	57,027,000	57,027,347
PACCAR Financial Corp. 4.45%, 3/30/2026	1,200,000	1,197,948

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
Toyota Motor Credit Corp.
(SOFR + 0.75%), 5.81%, 7/25/2023 (b)	64,017,000	64,055,445
0.45%, 1/11/2024	881,000	855,137
(SOFRINDX + 0.33%), 5.42%, 1/11/2024 (b)	41,950,000	41,918,433
(SOFR + 0.38%), 5.45%, 2/22/2024 (b) (c)	107,172,000	107,218,491
4.80%, 1/10/2025	37,351,000	37,331,105
		786,406,628
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc. 0.80%, 2/10/2024 (a)	10,000,000	9,643,629
Kroger Co. (The) 3.85%, 8/1/2023	4,554,000	4,539,623
		14,183,252
Diversified REITs — 0.0% ^
Simon Property Group LP 2.75%, 6/1/2023	1,914,000	1,914,000
Diversified Telecommunication Services — 0.3%
AT&T, Inc.
0.90%, 3/25/2024	3,381,000	3,262,500
(SOFRINDX + 0.64%), 5.74%, 3/25/2024 (b)	24,755,000	24,755,020
British Telecommunications plc (United Kingdom) 4.50%, 12/4/2023	157,000	156,148
Deutsche Telekom International Finance BV (Germany) 2.49%, 9/19/2023 (a)	27,665,000	27,395,476
Telstra Corp. Ltd. (Australia) 3.13%, 4/7/2025 (a)	14,950,000	14,452,902
Verizon Communications, Inc. 3.38%, 2/15/2025	631,000	614,422
		70,636,468
Electric Utilities — 0.8%
American Electric Power Co., Inc. Series M, 0.75%, 11/1/2023 (c)	9,684,000	9,488,947
Cleveland Electric Illuminating Co. (The) 5.50%, 8/15/2024	10,800,000	10,811,799
Emera US Finance LP (Canada) 0.83%, 6/15/2024	11,121,000	10,500,059
Entergy Louisiana LLC 0.62%, 11/17/2023	9,363,000	9,147,113
Evergy, Inc. 2.45%, 9/15/2024	14,641,000	14,044,723
Eversource Energy
Series T, (SOFRINDX + 0.25%), 5.32%, 8/15/2023 (b)	22,322,000	22,304,854
Series N, 3.80%, 12/1/2023	174,000	172,295
4.20%, 6/27/2024	9,000,000	8,871,166
Florida Power & Light Co. (SOFRINDX + 0.38%), 5.47%, 1/12/2024 (b)	49,271,000	49,159,900
NextEra Energy Capital Holdings, Inc.
(SOFRINDX + 0.40%), 5.48%, 11/3/2023 (b)	20,524,000	20,515,737
4.20%, 6/20/2024	1,088,000	1,072,712
4.26%, 9/1/2024	27,414,000	26,992,566
6.05%, 3/1/2025	14,645,000	14,806,946
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (a)	8,320,000	8,018,217
		205,907,034
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
3.20%, 4/1/2024	15,475,000	15,202,048
4.75%, 3/30/2026	18,542,000	18,459,840

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electronic Equipment, Instruments & Components — continued
TD SYNNEX Corp. 1.25%, 8/9/2024	24,822,000	23,410,314
Teledyne Technologies, Inc. 0.95%, 4/1/2024	31,122,000	29,928,041
		87,000,243
Energy Equipment & Services — 0.0% ^
Schlumberger Holdings Corp. 4.00%, 12/21/2025 (a)	5,937,000	5,761,011
Entertainment — 0.1%
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	24,996,000	24,488,252
3.55%, 4/14/2025	7,755,000	7,506,680
		31,994,932
Financial Services — 0.7%
Citigroup Global Markets Holdings, Inc. 0.75%, 6/7/2024	29,285,000	27,924,619
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	15,298,000	14,687,451
Fidelity National Information Services, Inc. 0.60%, 3/1/2024	961,000	924,596
Fiserv, Inc. 2.75%, 7/1/2024	2,697,000	2,618,277
Jackson Financial, Inc. 1.13%, 11/22/2023	24,823,000	24,314,964
National Rural Utilities Cooperative Finance Corp.
(SOFR + 0.40%), 5.48%, 8/7/2023 (b) (c)	11,905,000	11,901,010
0.35%, 2/8/2024	15,017,000	14,508,049
4.45%, 3/13/2026	45,000,000	44,723,741
NTT Finance Corp. (Japan) 0.58%, 3/1/2024 (a)	320,000	308,632
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 5.54%, 3/11/2024 (a) (b)	23,914,000	23,950,386
		165,861,725
Food Products — 0.4%
Campbell Soup Co.
3.95%, 3/15/2025	7,004,000	6,854,176
3.30%, 3/19/2025	1,695,000	1,637,985
Conagra Brands, Inc.
0.50%, 8/11/2023	23,177,000	22,935,846
4.30%, 5/1/2024	4,409,000	4,346,821
Danone SA (France) 2.59%, 11/2/2023 (a)	56,688,000	56,009,528
General Mills, Inc. 4.00%, 4/17/2025	1,271,000	1,247,191
Mondelez International Holdings Netherlands BV 0.75%, 9/24/2024 (a)	1,410,000	1,326,338
		94,357,885
Ground Transportation — 0.3%
Penske Truck Leasing Co. LP
4.13%, 8/1/2023 (a)	4,071,000	4,059,633
3.90%, 2/1/2024 (a)	4,900,000	4,829,958
3.95%, 3/10/2025 (a)	1,041,000	1,007,142
5.75%, 5/24/2026 (a)	49,563,000	49,454,039
Triton Container International Ltd. (Bermuda) 0.80%, 8/1/2023 (a)	22,739,000	22,497,398
Union Pacific Corp. 3.50%, 6/8/2023	1,540,000	1,539,318
		83,387,488
Health Care Equipment & Supplies — 0.0% ^
Zimmer Biomet Holdings, Inc. 1.45%, 11/22/2024	585,000	552,005

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — 0.1%
Aetna, Inc. 2.80%, 6/15/2023	9,649,000	9,641,154
Cardinal Health, Inc. 3.08%, 6/15/2024	2,960,000	2,885,912
Cigna Group (The)
(ICE LIBOR USD 3 Month + 0.89%), 6.15%, 7/15/2023 (b)	14,963,000	14,965,424
3.25%, 4/15/2025	3,050,000	2,945,683
Laboratory Corp. of America Holdings
4.00%, 11/1/2023	1,900,000	1,884,615
3.25%, 9/1/2024	1,356,000	1,317,530
		33,640,318
Insurance — 3.0%
Allstate Corp. (The) 3.15%, 6/15/2023	1,230,000	1,228,509
Athene Global Funding
1.20%, 10/13/2023 (a) (c)	32,955,000	32,280,477
0.95%, 1/8/2024 (a)	9,598,000	9,256,110
1.00%, 4/16/2024 (a)	21,061,000	20,008,405
(SOFRINDX + 0.70%), 5.76%, 5/24/2024 (a) (b)	43,521,000	43,019,122
Brighthouse Financial Global Funding
0.60%, 6/28/2023 (a)	13,556,000	13,473,742
1.20%, 12/15/2023 (a)	43,419,000	42,318,011
1.00%, 4/12/2024 (a)	7,007,000	6,709,529
1.75%, 1/13/2025 (a)	1,370,000	1,282,427
Corebridge Global Funding
0.80%, 7/7/2023 (a) (c)	8,310,000	8,257,766
0.40%, 9/13/2023 (a)	39,623,000	39,009,322
(SOFR + 0.38%), 5.49%, 12/15/2023 (a) (b) (c)	48,943,000	48,899,557
0.65%, 6/17/2024 (a)	24,078,000	22,873,213
Jackson National Life Global Funding
3.25%, 1/30/2024 (a)	21,256,000	20,825,254
1.75%, 1/12/2025 (a)	4,116,000	3,838,446
MassMutual Global Funding II 0.85%, 6/9/2023 (a)	39,446,000	39,406,095
Metropolitan Life Global Funding I 0.90%, 6/8/2023 (a)	12,598,000	12,588,502
New York Life Global Funding 3.86%, 8/26/2024 (a)	180,500,000	177,525,596
Principal Life Global Funding II 0.50%, 1/8/2024 (a)	1,046,000	1,013,563
Protective Life Global Funding 1.08%, 6/9/2023 (a) (c)	8,062,000	8,054,178
Reliance Standard Life Global Funding II
3.85%, 9/19/2023 (a)	4,360,000	4,331,682
2.50%, 10/30/2024 (a)	3,544,000	3,370,150
5.24%, 2/2/2026 (a)	169,725,000	167,569,528
		727,139,184
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc. 0.80%, 10/18/2023	26,013,000	25,546,962
Machinery — 0.5%
Daimler Truck Finance North America LLC (Germany)
1.13%, 12/14/2023 (a)	25,477,000	24,856,205
(SOFR + 1.00%), 6.10%, 4/5/2024 (a) (b)	58,479,000	58,487,764
1.63%, 12/13/2024 (a)	2,399,000	2,267,904

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — continued
5.20%, 1/17/2025 (a)	38,702,000	38,572,003
Stanley Black & Decker, Inc. 2.30%, 2/24/2025	5,000,000	4,752,690
		128,936,566
Media — 0.1%
Fox Corp. 4.03%, 1/25/2024	17,827,000	17,630,389
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (a)	5,501,000	5,342,159
Glencore Funding LLC (Australia)
4.13%, 3/12/2024 (a)	15,800,000	15,555,551
4.63%, 4/29/2024 (a)	45,008,000	44,552,760
		65,450,470
Multi-Utilities — 0.6%
Berkshire Hathaway Energy Co. 3.75%, 11/15/2023	2,000,000	1,981,520
CenterPoint Energy, Inc. (SOFRINDX + 0.65%), 5.72%, 5/13/2024 (b)	35,739,000	35,640,998
Centrica plc (United Kingdom) 4.00%, 10/16/2023 (a)	11,634,000	11,558,666
CMS Energy Corp. 3.88%, 3/1/2024	1,503,000	1,484,109
Consolidated Edison, Inc. Series A, 0.65%, 12/1/2023	329,000	321,152
Consumers Energy Co. 3.38%, 8/15/2023	4,440,000	4,430,321
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 5.40%, 9/15/2023 (b)	31,071,000	31,061,414
DTE Energy Co. 4.22%, 11/1/2024 (d)	3,385,000	3,329,851
WEC Energy Group, Inc.
0.55%, 9/15/2023	15,845,000	15,606,634
0.80%, 3/15/2024	32,578,000	31,383,022
		136,797,687
Oil, Gas & Consumable Fuels — 0.7%
ConocoPhillips Co. 2.40%, 3/7/2025	547,000	524,693
Eni SpA (Italy) Series X-R, 4.00%, 9/12/2023 (a)	19,145,000	19,024,581
Kinder Morgan Energy Partners LP 4.30%, 5/1/2024	3,463,000	3,415,756
Kinder Morgan, Inc. 5.63%, 11/15/2023 (a)	4,000,000	3,991,310
Phillips 66 3.85%, 4/9/2025	392,000	382,707
Pioneer Natural Resources Co. 5.10%, 3/29/2026	28,294,000	28,296,078
Sabine Pass Liquefaction LLC 5.75%, 5/15/2024	31,105,000	31,042,919
Saudi Arabian Oil Co. (Saudi Arabia) 1.25%, 11/24/2023 (a)	8,000,000	7,811,500
Spectra Energy Partners LP 4.75%, 3/15/2024	24,217,000	24,001,374
TransCanada PipeLines Ltd. (Canada)
3.75%, 10/16/2023	29,316,000	29,223,835
1.00%, 10/12/2024	1,618,000	1,519,070
Williams Cos., Inc. (The)
4.30%, 3/4/2024	28,883,000	28,570,876
4.55%, 6/24/2024	4,740,000	4,682,075
		182,486,774
Personal Care Products — 0.1%
Haleon UK Capital plc 3.13%, 3/24/2025	16,322,000	15,696,093

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — 0.5%
Bayer US Finance II LLC (Germany)
3.88%, 12/15/2023 (a)	32,500,000	32,157,016
3.38%, 7/15/2024 (a)	3,651,000	3,561,767
Bayer US Finance LLC (Germany) 3.38%, 10/8/2024 (a)	3,000,000	2,916,683
Pfizer Investment Enterprises Pte. Ltd. 4.65%, 5/19/2025	76,981,000	76,800,583
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	130,000	128,844
Takeda Pharmaceutical Co. Ltd. (Japan) 4.40%, 11/26/2023	325,000	322,839
		115,887,732
Semiconductors & Semiconductor Equipment — 0.6%
Microchip Technology, Inc.
0.97%, 2/15/2024	47,575,000	45,939,810
4.25%, 9/1/2025	13,591,000	13,247,002
NVIDIA Corp. 0.31%, 6/15/2023	39,037,000	38,966,628
NXP BV (China) 4.88%, 3/1/2024	53,066,000	52,448,312
		150,601,752
Software — 0.2%
Oracle Corp.
2.40%, 9/15/2023	3,827,000	3,792,829
2.50%, 4/1/2025	11,687,000	11,141,670
Roper Technologies, Inc. 2.35%, 9/15/2024	1,175,000	1,129,607
VMware, Inc.
0.60%, 8/15/2023	25,574,000	25,312,131
1.00%, 8/15/2024	7,113,000	6,716,900
		48,093,137
Specialized REITs — 0.0% ^
American Tower Corp.
2.95%, 1/15/2025	2,868,000	2,754,807
2.40%, 3/15/2025	6,000,000	5,689,461
		8,444,268
Specialty Retail — 0.0% ^
AutoZone, Inc. 3.63%, 4/15/2025	534,000	518,492
Technology Hardware, Storage & Peripherals — 0.5%
Dell International LLC 4.00%, 7/15/2024	2,000,000	1,968,712
Hewlett Packard Enterprise Co.
1.45%, 4/1/2024	37,209,000	35,979,012
5.90%, 10/1/2024	86,671,000	86,889,790
		124,837,514
Textiles, Apparel & Luxury Goods — 0.0% ^
VF Corp. 2.40%, 4/23/2025	850,000	800,017
Tobacco — 0.3%
Altria Group, Inc. 2.35%, 5/6/2025	4,665,000	4,420,533
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	13,971,000	13,560,424

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Tobacco — continued
2.79%, 9/6/2024	9,067,000	8,736,953
Reynolds American, Inc. (United Kingdom) 4.85%, 9/15/2023	45,368,000	45,231,104
		71,949,014
Wireless Telecommunication Services — 0.2%
Rogers Communications, Inc. (Canada) 4.10%, 10/1/2023	39,643,000	39,404,535
Total Corporate Bonds (Cost $8,256,290,845)		8,170,985,171
Asset-Backed Securities — 6.6%
522 Funding CLO Ltd. (Cayman Islands) Series 2019-4A, Class AR, 6.33%, 4/20/2030 (a) (e)	41,212,268	40,773,605
Aimco CLO Ltd. (Cayman Islands)
Series 2020-12A, Class XR, 5.84%, 1/17/2032 (a) (e)	3,483,333	3,481,219
Series 2020-12A, Class AR, 6.16%, 1/17/2032 (a) (e)	3,689,000	3,640,881
AIMCO CLO Ltd. (Cayman Islands) Series 2019-10A, Class AR, 6.33%, 7/22/2032 (a) (e)	5,000,000	4,923,350
Anchorage Capital CLO Ltd. (Cayman Islands) Series 2016-9A, Class XR, 6.21%, 7/15/2032 (a) (e)	625,000	624,777
Apidos CLO (Cayman Islands)
Series 2016-24A, Class A1AL, 6.20%, 10/20/2030 (a) (e)	35,000,000	34,530,720
Series 2019-31A, Class A1R, 6.36%, 4/15/2031 (a) (e)	28,565,000	28,220,478
Ares CLO Ltd. (Cayman Islands)
Series 2016-40A, Class A1RR, 6.13%, 1/15/2029 (a) (e)	22,002,289	21,804,621
Series 2013-2A, Class XR2, 6.22%, 10/28/2034 (a) (e)	3,500,000	3,497,858
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.35%, 4/22/2031 (a) (e)	9,675,000	9,467,529
Atlas Senior Loan Fund Ltd. (Cayman Islands) Series 2021-18A, Class X, 6.11%, 1/18/2035 (a) (e)	1,466,667	1,465,539
Bain Capital Credit CLO (Cayman Islands) Series 2019-1A, Class X, 6.10%, 4/19/2034 (a) (e)	3,600,000	3,598,056
Bain Capital Credit CLO Ltd. (Cayman Islands) Series 2020-3A, Class X, 6.12%, 10/23/2034 (a) (e)	2,640,000	2,638,841
Ballyrock CLO Ltd. (Cayman Islands)
Series 2020-2A, Class A1R, 6.26%, 10/20/2031 (a) (e)	20,955,000	20,666,848
Series 2019-1A, Class A1R, 6.29%, 7/15/2032 (a) (e)	42,764,000	42,033,805
Bavarian Sky UK 5 plc (United Kingdom) Series 2014-1A, Class XR, 6.05%, 10/20/2034 (a) (e)	1,400,000	1,399,432
Benefit Street Partners CLO Ltd. (Cayman Islands)
Series 2013-IIA, Class A1R2, 6.13%, 7/15/2029 (a) (e)	10,438,150	10,355,396
Series 2013-IIIA, Class A1R2, 6.25%, 7/20/2029 (a) (e)	18,828,051	18,726,699
Series 2015-6BR, Class X, 5.95%, 7/20/2034 (a) (e)	900,000	899,767
Buckhorn Park CLO Ltd. (Cayman Islands) Series 2019-1A, Class XR, 5.91%, 7/18/2034 (a) (e)	2,083,331	2,082,210
Capital One Prime Auto Receivables Trust
Series 2020-1, Class A3, 1.60%, 11/15/2024	1,297,631	1,292,512
Series 2021-1, Class A3, 0.77%, 9/15/2026	16,490,000	15,689,148
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands)
Series 2015-1A, Class AR3, 6.23%, 7/20/2031 (a) (e)	7,545,116	7,441,197
Series 2015-5A, Class A1RR, 6.33%, 1/20/2032 (a) (e)	7,465,682	7,350,165
CarMax Auto Owner Trust Series 2022-2, Class A2A, 2.81%, 5/15/2025	8,317,383	8,251,640
Carvana Auto Receivables Trust
Series 2021-P3, Class A2, 0.38%, 1/10/2025	1,027,307	1,025,748
Series 2021-P4, Class A2, 0.82%, 4/10/2025	2,798,083	2,788,277
Series 2022-P1, Class A2, 2.57%, 5/12/2025	26,916,597	26,731,925
CBAM Ltd. (Cayman Islands) Series 2017-2A, Class XR, 5.96%, 7/17/2034 (a) (e)	625,000	624,232
Cedar Funding II CLO Ltd. (Cayman Islands) Series 2013-1A, Class AXR, 6.10%, 4/20/2034 (a) (e)	2,303,571	2,291,455

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class AR, 6.27%, 4/23/2029 (a) (e)	1,599,399	1,583,271
Series 2017-5A, Class A1, 6.44%, 11/16/2030 (a) (e)	24,594,056	24,368,602
Dell Equipment Finance Trust Series 2021-2, Class A2, 0.33%, 12/22/2026 (a)	1,019,874	1,016,916
Dewolf Park CLO Ltd. Series 2017-1A, Class AR, 6.18%, 10/15/2030 (a) (e)	12,864,519	12,703,352
Dryden Senior Loan Fund (Cayman Islands)
Series 2017-47A, Class A1R, 6.24%, 4/15/2028 (a) (e)	46,639,363	46,234,533
Series 2014-36A, Class AR3, 6.27%, 4/15/2029 (a) (e)	37,503,145	37,228,997
Elmwood CLO Ltd. (Cayman Islands) Series 2021-3A, Class A, 6.29%, 10/20/2034 (a) (e)	10,000,000	9,843,000
Enterprise Fleet Funding LLC Series 2021-1, Class A2, 0.44%, 12/21/2026 (a)	26,092,868	25,467,952
Ford Credit Auto Lease Trust Series 2023-A, Class A2A, 5.19%, 6/15/2025	12,610,000	12,551,292
Ford Credit Auto Owner Trust Series 2019-1, Class A, 3.52%, 7/15/2030 (a)	14,586,000	14,360,891
Galaxy CLO Ltd. (Cayman Islands)
Series 2015-19A, Class A1RR, 6.22%, 7/24/2030 (a) (e)	9,648,844	9,531,283
Series 2013-15A, Class ARR, 6.23%, 10/15/2030 (a) (e)	31,249,102	30,849,582
Series 2016-22A, Class XRR, 6.16%, 4/16/2034 (a) (e)	2,526,317	2,524,958
GM Financial Automobile Leasing Trust Series 2022-2, Class A2, 2.93%, 10/21/2024	36,547,528	36,208,170
GM Financial Consumer Automobile Receivables Trust Series 2022-1, Class A2, 0.76%, 2/18/2025	6,519,527	6,473,038
Goldentree Loan Management US CLO Ltd. (Cayman Islands)
Series 2022-12A, Class X, 6.05%, 4/20/2034 (a) (e)	3,600,000	3,597,466
Series 2022-14A, Class X, 6.25%, 7/20/2035 (a) (e)	2,306,250	2,306,109
Harriman Park CLO Ltd. (Cayman Islands) Series 2020-1A, Class XR, 5.85%, 4/20/2034 (a) (e)	1,666,664	1,665,901
Honda Auto Receivables Owner Trust Series 2023-1, Class A2, 5.22%, 10/21/2025	66,361,000	66,085,662
Hyundai Auto Lease Securitization Trust Series 2022-C, Class A2A, 4.34%, 1/15/2025 (a)	39,398,292	39,087,085
Hyundai Auto Receivables Trust Series 2021-A, Class A3, 0.38%, 9/15/2025	2,960,009	2,879,472
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class XRR, 6.20%, 4/29/2034 (a) (e)	2,315,792	2,315,549
KKR CLO Ltd. (Cayman Islands)
Series 13, Class A1R, 6.06%, 1/16/2028 (a) (e)	2,434,931	2,420,645
Series 28A, Class A, 6.01%, 3/15/2031 (a) (e)	13,479,544	13,361,369
Series 32A, Class A1, 6.58%, 1/15/2032 (a) (e)	18,000,000	17,802,846
Series 24, Class A1R, 6.33%, 4/20/2032 (a) (e)	10,000,000	9,866,550
Series 16, Class X, 6.00%, 10/20/2034 (a) (e)	1,750,000	1,749,587
LCM LP (Cayman Islands)
Series 20A, Class AR, 6.29%, 10/20/2027 (a) (e)	2,963,126	2,956,258
Series 14A, Class AR, 6.29%, 7/20/2031 (a) (e)	20,980,000	20,614,130
LCM Ltd. (Cayman Islands)
Series 24A, Class AR, 6.23%, 3/20/2030 (a) (e)	28,896,511	28,562,728
Series 25A, Class AR, 6.15%, 7/20/2030 (a) (e)	25,794,199	25,460,448
Series 29A, Class AR, 6.33%, 4/15/2031 (a) (e)	20,000,000	19,657,120
Magnetite Ltd. (Cayman Islands)
Series 2012-7A, Class A1R2, 6.06%, 1/15/2028 (a) (e)	35,369,968	35,075,725
Series 2016-18A, Class AR2, 6.20%, 11/15/2028 (a) (e)	47,309,043	46,822,990
Series 2014-8A, Class AR2, 6.24%, 4/15/2031 (a) (e)	10,405,948	10,311,150
Series 2016-17A, Class AR, 6.35%, 7/20/2031 (a) (e)	8,500,000	8,419,301
Series 2020-25A, Class A, 6.46%, 1/25/2032 (a) (e)	20,250,000	20,055,418
Series 2017-19A, Class X, 5.96%, 4/17/2034 (a) (e)	1,875,000	1,868,524
Marathon CLO Ltd. (Cayman Islands) Series 2019-1A, Class AANR, 6.58%, 4/15/2032 (a) (e)	35,000,000	34,583,745
Marlette Funding Trust Series 2022-1A, Class A, 1.36%, 4/15/2032 (a)	816,115	809,201
Mercedes-Benz Auto Receivables Trust Series 2023-1, Class A2, 5.09%, 1/15/2026	40,971,000	40,793,055

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 6.18%, 10/15/2029 (a) (e)	35,007,660	34,637,769
Neuberger Berman CLO Ltd. (Cayman Islands)
Series 2013-14A, Class AR2, 6.30%, 1/28/2030 (a) (e)	16,961,834	16,800,578
Series 2017-16SA, Class XR, 6.06%, 4/15/2034 (a) (e)	4,375,000	4,344,996
Neuberger Berman Loan Advisers CLO Ltd. (Cayman Islands)
Series 2017-26A, Class AR, 6.18%, 10/18/2030 (a) (e)	24,602,334	24,272,146
Series 2020-37A, Class AR, 6.22%, 7/20/2031 (a) (e)	26,036,000	25,696,412
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.23%, 7/25/2030 (a) (e)	28,746,533	28,380,561
Newark BSL CLO Ltd. (Cayman Islands) Series 2016-1A, Class A1R, 6.44%, 12/21/2029 (a) (e)	18,440,795	18,278,829
OCP CLO Ltd. (Cayman Islands)
Series 2020-8RA, Class A1, 6.48%, 1/17/2032 (a) (e)	35,000,000	34,578,845
Series 2019-17A, Class A1R, 6.29%, 7/20/2032 (a) (e)	13,000,000	12,752,818
Series 2015-9A, Class X, 5.74%, 1/15/2033 (a) (e)	2,500,000	2,497,142
Series 2020-19A, Class XR, 5.95%, 10/20/2034 (a) (e)	156,250	156,223
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.25%, 3/17/2030 (a) (e)	33,579,444	33,247,276
Octagon Investment Partners 35 Ltd. (Cayman Islands) Series 2018-1A, Class A1A, 6.31%, 1/20/2031 (a) (e)	7,055,606	6,993,834
OHA Credit Funding 7 Ltd. (Cayman Islands) Series 2020-7A, Class XR, 5.73%, 2/24/2037 (a) (e)	468,750	467,826
OHA Credit Partners Ltd. (Cayman Islands) Series 2016-13A, Class XR, 6.11%, 10/25/2034 ‡ (a) (e)	1,250,000	1,238,585
OSD CLO Ltd. (Cayman Islands)
Series 2021-23A, Class A, 6.13%, 4/17/2031 (a) (e)	9,082,843	8,930,832
Series 2023-27A, Class A, 6.65%, 4/16/2035 (a) (e)	12,000,000	11,817,108
Palmer Square Loan Funding Ltd. (Cayman Islands)
Series 2020-1A, Class A1, 6.18%, 2/20/2028 (a) (e)	2,225,219	2,211,897
Series 2020-4A, Class A1, 6.40%, 11/25/2028 (a) (e)	21,017,006	20,862,930
Series 2021-2A, Class A1, 6.18%, 5/20/2029 (a) (e)	22,851,080	22,609,612
Series 2021-4A, Class A1, 6.06%, 10/15/2029 (a) (e)	23,013,297	22,735,043
Series 2022-1A, Class A1, 6.04%, 4/15/2030 (a) (e)	27,118,343	26,792,787
Series 2022-5A, Class A1, 6.55%, 1/15/2031 (a) (e)	1,824,881	1,813,408
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A2, 5.42%, 12/22/2026 (a)	35,740,000	35,616,529
Santander Drive Auto Receivables Trust
Series 2022-6, Class A2, 4.37%, 5/15/2025	24,702,554	24,646,143
Series 2023-1, Class A2, 5.36%, 5/15/2026	13,870,000	13,822,551
Sculptor CLO Ltd. (Cayman Islands) Series 27A, Class X, 6.30%, 7/20/2034 ‡ (a) (e)	4,000,000	3,963,208
Sound Point CLO II Ltd. (Cayman Islands) Series 2013-1A, Class A1R, 6.34%, 1/26/2031 (a) (e)	2,430,000	2,400,718
Sound Point CLO Ltd. (Cayman Islands) Series 2019-1A, Class AR, 6.33%, 1/20/2032 (a) (e)	7,268,000	7,173,305
Symphony CLO Ltd. (Cayman Islands)
Series 2018-20A, Class X, 6.26%, 1/16/2032 (a) (e)	375,000	374,981
Series 2020-24A, Class A, 6.47%, 1/23/2032 (a) (e)	28,550,000	28,075,756
Symphony Static CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 6.09%, 10/25/2029 (a) (e)	26,100,135	25,739,457
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.19%, 7/15/2030 (a) (e)	18,908,545	18,644,355
Venture CLO Ltd. (Cayman Islands)
Series 2019-36A, Class XR, 5.95%, 4/20/2032 (a) (e)	1,833,333	1,825,985
Series 2021-43A, Class X, 6.31%, 4/15/2034 (a) (e)	5,000,000	4,997,300
Voya CLO Ltd. (Cayman Islands) Series 2015-1A, Class A1R, 6.16%, 1/18/2029 (a) (e)	8,482,288	8,412,360
Westlake Automobile Receivables Trust Series 2021-3A, Class A3, 0.95%, 6/16/2025 (a)	18,629,691	18,368,587
Total Asset-Backed Securities (Cost $1,627,723,387)		1,614,570,493

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 4.3%
U.S. Treasury Notes
1.50%, 2/29/2024	20,260,000	19,700,476
0.38%, 7/15/2024	528,400,000	501,691,029
3.63%, 5/15/2026	537,000,000	530,748,987
Total U.S. Treasury Obligations (Cost $1,056,941,718)		1,052,140,492
U.S. Government Agency Securities — 0.5%
FFCB Funding Corp. 4.88%, 9/25/2023	5,200,000	5,191,139
FHLB
5.20%, 9/7/2023	4,000,000	3,996,834
4.90%, 11/22/2023	121,670,000	121,418,561
Total U.S. Government Agency Securities (Cost $130,851,732)		130,606,534
Commercial Mortgage-Backed Securities — 0.1%
Benchmark Mortgage Trust Series 2018-B3, Class A2, 3.85%, 4/10/2051	1,293,455	1,291,264
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class B, 4.34%, 10/10/2047 (e)	8,626,000	7,841,650
Series 2018-B2, Class A2, 3.79%, 3/10/2051	3,103,485	3,094,788
UBS Commercial Mortgage Trust Series 2018-C11, Class A2, 3.99%, 6/15/2051	329,027	328,129
Wells Fargo Commercial Mortgage Trust Series 2018-C46, Class A2, 4.06%, 8/15/2051	4,873,518	4,859,733
WFRBS Commercial Mortgage Trust
Series 2013-UBS1, Class AS, 4.31%, 3/15/2046 (e)	6,584,641	6,492,222
Series 2014-C22, Class AS, 4.07%, 9/15/2057 (e)	6,901,000	6,488,848
Total Commercial Mortgage-Backed Securities (Cost $32,832,446)		30,396,634
Foreign Government Securities — 0.0% ^
Province of Ontario 3.05%, 1/29/2024 (Cost $4,835,552)	4,895,000	4,823,925
Short-Term Investments — 56.5%
Certificates of Deposits — 17.0%
Bank of Montreal (Canada)
3.87%, 7/21/2023	54,100,000	53,979,195
5.00%, 10/6/2023	25,000,000	24,937,906
Bank of Nova Scotia (The) (Canada)
(SOFR + 0.75%), 5.80%, 8/1/2023 (b)	74,737,000	74,804,699
(SOFR + 0.74%), 5.79%, 8/7/2023 (b)	33,040,000	33,071,741
(SOFR + 0.64%), 5.69%, 5/31/2024 (b)	43,016,000	43,016,000
Barclays Bank plc (United Kingdom)
5.72%, 12/7/2023	103,196,000	103,109,137
5.70%, 12/8/2023	110,000,000	109,896,436
BNP Paribas SA (France) , 5.32%, 2/6/2024	135,295,000	134,859,446
Canadian Imperial Bank of Commerce (Canada) , 5.60%, 3/7/2024	31,908,000	31,852,649
Citibank NA
3.85%, 7/28/2023	72,600,000	72,416,313
5.63%, 3/1/2024	115,569,000	115,433,365
5.80%, 3/5/2024	16,352,000	16,353,096

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
Cooperatieve Rabobank UA (Netherlands)
4.00%, 8/23/2023	22,080,000	22,010,627
5.41%, 2/20/2024	174,909,000	174,548,827
5.57%, 3/1/2024	65,572,000	65,467,552
Credit Agricole Corporate and Investment Bank (France)
5.41%, 11/17/2023	84,786,000	84,682,697
5.42%, 11/20/2023	17,899,000	17,877,808
5.30%, 1/11/2024	139,018,000	138,597,352
DNB Bank ASA (Norway)
5.39%, 11/16/2023	27,948,000	27,925,435
5.48%, 11/24/2023	45,823,000	45,801,304
HSBC Bank USA NA , 4.01%, 8/10/2023	53,686,000	53,532,855
Kookmin Bank (South Korea)
(SOFR + 0.75%), 5.80%, 8/28/2023 (b)	12,916,000	12,930,280
(SOFR + 0.73%), 5.78%, 1/22/2024 (b)	59,465,000	59,523,126
(SOFR + 0.73%), 5.78%, 1/26/2024 (b)	38,932,000	38,970,016
Lloyds Bank Corporate Markets plc (United Kingdom)
3.89%, 6/16/2023	17,860,000	17,849,556
5.49%, 12/14/2023	61,071,000	60,992,408
5.31%, 1/18/2024	72,299,000	72,092,127
Mizuho Bank Ltd. (Japan) , 5.40%, 12/14/2023	105,860,000	105,620,452
Natixis SA (France) , 4.29%, 9/8/2023	85,666,000	85,340,005
Nordea Bank Abp (Finland)
2.97%, 6/8/2023	57,500,000	57,471,685
5.10%, 8/7/2023	14,804,000	14,799,092
4.14%, 9/5/2023	93,036,000	92,700,609
5.17%, 1/31/2024	205,870,000	204,972,135
Norinchukin Bank (Japan) , 3.95%, 8/15/2023	198,472,000	197,790,814
Oversea-Chinese Banking Corp. Ltd. (Singapore)
5.15%, 6/12/2023	87,300,000	87,300,655
5.28%, 7/5/2023	94,717,000	94,723,251
Royal Bank of Canada (Canada)
4.08%, 8/4/2023	73,300,000	73,110,272
4.87%, 9/22/2023	81,567,000	81,346,749
Skandinaviska Enskilda Banken AB (Sweden) , 2.85%, 6/1/2023	155,975,000	155,964,837
Standard Chartered Bank (United Kingdom)
4.02%, 8/11/2023	54,640,000	54,485,128
5.44%, 1/12/2024	145,077,000	144,692,964
Sumitomo Mitsui Banking Corp. (Japan)
3.05%, 6/7/2023	2,999,000	2,997,734
(SOFR + 0.89%), 5.94%, 7/31/2023 (b)	107,685,000	107,805,996
5.00%, 10/6/2023	96,153,000	95,929,471
Svenska Handelsbanken AB (Sweden) , 3.46%, 6/13/2023	111,881,000	111,809,675
Toronto-Dominion Bank (The) (Canada)
2.90%, 6/1/2023	5,344,000	5,343,659
4.07%, 7/18/2023	143,784,000	143,556,217
5.38%, 8/1/2023	111,800,000	111,818,169
4.35%, 9/12/2023	180,015,000	179,339,429

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Certificates of Deposits — continued
5.37%, 12/15/2023	74,200,000	74,016,471
Westpac Banking Corp. (Australia)
5.33%, 1/11/2024	17,800,000	17,754,124
5.18%, 2/1/2024	110,036,000	109,608,828
Woori Bank (South Korea) (SOFR + 0.80%), 5.85%, 8/18/2023 (b)	62,432,000	62,496,695
Total Certificates of Deposit (Cost $4,186,964,345)		4,179,327,069
Commercial Paper — 27.0%
3M Co.
5.55%, 9/7/2023 (f)	142,458,000	140,428,686
5.50%, 2/5/2024 (f)	29,029,000	27,948,476
ABN AMRO Funding USA LLC (Netherlands) 5.47%, 11/22/2023 (f)	51,300,000	49,922,951
Alimentation Couche-Tard, Inc. (Canada) 5.57%, 7/14/2023 (f)	19,350,000	19,220,209
American Electric Power Co., Inc.
5.55%, 7/6/2023 (f)	39,511,000	39,296,771
5.46%, 7/14/2023 (f)	47,750,000	47,431,874
5.28%, 7/20/2023 (f)	22,462,000	22,291,258
American Honda Finance Corp. 5.51%, 7/6/2023 (f)	57,500,000	57,189,270
ASB Bank Ltd. (New Zealand) 4.10%, 8/18/2023 (a)	67,001,000	66,228,945
AT&T, Inc.
5.68%, 12/20/2023 (f)	76,529,000	74,012,699
5.93%, 2/21/2024 (f)	21,550,000	20,604,808
Australia & New Zealand Banking Group Ltd. (Australia)
5.39%, 9/12/2023 (f)	67,235,000	66,200,313
5.38%, 11/17/2023 (f)	100,210,000	97,632,404
5.52%, 11/20/2023 (f)	68,765,000	66,964,025
5.52%, 11/22/2023 (f)	98,754,000	96,137,224
5.39%, 12/15/2023 (f)	129,378,000	125,487,086
Banco Santander Chile (Chile)
5.93%, 10/24/2023 (f)	10,000,000	9,756,667
6.14%, 1/26/2024 (f)	4,942,000	4,745,308
6.23%, 2/7/2024 (f)	27,198,000	26,065,203
6.21%, 2/9/2024 (f)	24,520,000	23,491,156
Banco Santander SA (Spain)
5.55%, 11/17/2023 (f)	84,219,000	81,969,206
5.63%, 2/22/2024 (f)	120,440,000	115,527,051
Bank Montana System 5.50%, 11/17/2023 (f)	83,809,000	81,633,481
Bank of Montreal (Canada)
5.55%, 11/6/2023 (f)	168,723,000	164,629,653
5.47%, 1/4/2024 (f)	29,203,000	28,231,969
BAT International Finance plc (United Kingdom)
6.09%, 6/29/2023 (f)	49,910,000	49,693,213
5.34%, 7/12/2023 (f)	8,680,000	8,624,870
5.34%, 7/13/2023 (f)	15,000,000	14,902,390
BNP Paribas SA (France) 5.29%, 10/2/2023 (f)	191,424,000	187,899,777
BPCE SA (France)
5.41%, 10/6/2023 (f)	63,131,000	61,889,031
5.17%, 10/20/2023 (f)	7,000,000	6,847,117

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
5.33%, 11/7/2023 (f)	257,310,000	250,974,457
Canadian Imperial Bank of Commerce (Canada) 3.81%, 7/26/2023 (f)	84,793,000	84,136,665
Canadian National Railway Co. (Canada) 5.04%, 7/6/2023 (f)	4,000,000	3,978,784
Centrica plc (United Kingdom) 5.46%, 6/9/2023 (f)	36,158,000	36,110,751
Citigroup Global Markets, Inc.
4.12%, 8/9/2023 (f)	3,940,000	3,899,166
5.52%, 11/27/2023 (f)	10,460,000	10,160,844
5.43%, 1/8/2024 (f)	23,541,000	22,719,341
Cooperatieve Rabobank UA (Netherlands) 5.19%, 10/31/2023 (f)	59,006,000	57,634,509
Credit Agricole Corporate and Investment Bank (France) 5.65%, 11/27/2023 (f)	3,996,000	3,886,450
Credit Industriel et Commercial (France)
5.38%, 11/10/2023 (f)	137,202,000	133,833,123
5.59%, 11/22/2023 (f)	55,099,000	53,636,848
DBS Bank Ltd. (Singapore) 5.16%, 6/12/2023 (f)	50,275,000	50,190,052
DNB Bank ASA (Norway)
5.47%, 11/17/2023 (f)	158,329,000	154,281,891
5.51%, 11/22/2023 (f)	75,690,000	73,695,779
5.38%, 12/19/2023 (f)	112,419,000	108,986,211
E.ON SE (Germany) 5.34%, 7/17/2023 (f)	25,228,000	25,048,101
EIDP, Inc. 5.76%, 11/17/2023 (f)	10,970,000	10,679,904
Enel Finance America LLC (Italy)
5.44%, 6/15/2023 (f)	2,250,000	2,244,920
5.92%, 7/17/2023 (f)	84,939,000	84,304,805
5.95%, 7/24/2023 (f)	25,000,000	24,780,475
Entergy Corp.
5.55%, 6/6/2023 (f)	3,662,000	3,658,809
5.46%, 7/12/2023 (f)	19,000,000	18,879,325
5.46%, 7/18/2023 (f)	38,000,000	37,724,069
Fidelity National Information Services, Inc. 5.46%, 7/26/2023 (f)	20,760,000	20,584,583
General Motors Financial Co., Inc. 5.37%, 6/22/2023 (f)	4,735,000	4,718,807
Glencore Funding LLC (Australia)
5.40%, 6/20/2023 (f)	47,750,000	47,606,846
5.87%, 11/10/2023 (f)	92,577,000	90,195,706
Haleon UK Capital plc 5.58%, 6/7/2023 (f)	29,750,000	29,719,167
HSBC USA, Inc.
4.18%, 8/1/2023 (f)	7,400,000	7,332,442
6.07%, 12/8/2023 (f)	97,500,000	94,579,371
5.99%, 5/20/2024 (f)	25,000,000	23,613,774
ING US Funding LLC (Netherlands)
5.17%, 8/22/2023 (f)	5,500,000	5,432,451
5.27%, 9/21/2023 (f)	271,850,000	267,213,131
Leidos, Inc. 5.83%, 6/5/2023 (f)	47,750,000	47,713,253
Lloyds Bank Corporate Markets plc (United Kingdom) 5.22%, 10/20/2023 (f)	3,000,000	2,934,479
Macquarie Bank Ltd. (Australia)
4.06%, 8/18/2023 (f)	9,745,000	9,631,532
5.63%, 11/21/2023 (f)	84,979,000	82,705,189
5.58%, 12/1/2023 (f)	11,600,000	11,271,480
5.15%, 4/5/2024 (f)	120,000,000	114,321,833

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
Marriott International, Inc. 5.44%, 6/20/2023 (f)	40,950,000	40,826,741
MUFG Bank Ltd. (Japan) 5.10%, 8/1/2023 (f)	11,000,000	10,900,239
National Australia Bank Ltd. (Australia) 5.46%, 12/1/2023 (f)	56,925,000	55,334,377
National Bank of Canada (Canada) 5.17%, 7/10/2023 (f)	3,383,000	3,363,781
Natixis SA (France)
5.22%, 6/1/2023 (f)	80,799,000	80,787,619
5.46%, 9/1/2023 (f)	50,000,000	49,305,987
NatWest Markets plc (United Kingdom)
5.13%, 7/26/2023 (a) (f)	13,000,000	12,891,164
5.63%, 2/6/2024 (a) (f)	83,924,000	80,581,113
NextEra Energy Capital Holdings, Inc. 5.27%, 6/1/2023 (f)	38,458,000	38,452,284
Nordea Bank AB (Finland) 5.38%, 11/13/2023 (f)	56,456,000	55,047,122
Northrop Grumman Corp. 5.68%, 8/17/2023 (f)	69,600,000	68,763,361
Nutrien Ltd 5.56%, 7/17/2023 (f)	23,200,000	23,034,956
Nutrien Ltd. (Canada)
5.35%, 6/20/2023 (f)	42,000,000	41,875,260
5.41%, 6/29/2023 (f)	73,000,000	72,681,686
Oesterreichische Kontrollbank AG (Austria) 4.87%, 7/5/2023 (f)	2,500,000	2,487,624
Philip Morris International, Inc. 5.19%, 10/24/2023 (f)	2,750,000	2,689,831
Protective Life Corp. 5.65%, 7/13/2023 (f)	41,900,000	41,629,044
Public Service Enterprise Group, Inc. 5.56%, 8/16/2023 (f)	3,200,000	3,161,664
Reckitt Benckiser Treasury Services plc (United Kingdom) 5.29%, 6/20/2023 (f)	150,000,000	149,569,000
Royal Bank of Canada (Canada)
5.61%, 11/22/2023 (f)	103,570,000	100,821,079
5.48%, 12/8/2023 (f)	37,000,000	35,922,675
5.39%, 12/15/2023 (f)	136,186,000	132,066,373
Sempra Energy
5.58%, 8/21/2023 (f)	46,000,000	45,407,272
5.61%, 9/5/2023 (f)	51,525,000	50,732,967
5.61%, 9/6/2023 (f)	11,895,000	11,710,235
Skandinaviska Enskilda Banken AB (Sweden)
5.18%, 8/10/2023 (f)	2,500,000	2,474,386
5.35%, 10/2/2023 (f)	110,210,000	108,174,519
5.17%, 10/23/2023 (f)	11,000,000	10,762,345
5.39%, 11/17/2023 (f)	241,108,000	234,924,450
Societe Generale SA (France) 5.44%, 12/15/2023 (f)	205,985,000	199,786,808
Standard Chartered Bank (United Kingdom)
3.00%, 6/6/2023 (f)	31,200,000	31,173,771
5.58%, 2/21/2024 (f)	24,395,000	23,393,700
Sumitomo Mitsui Banking Corp. (Japan) 5.52%, 1/5/2024 (f)	36,002,000	34,805,975
Suncor Energy, Inc. (Canada)
5.73%, 7/5/2023 (f)	11,688,000	11,626,433
5.63%, 7/12/2023 (f)	20,180,000	20,051,830
5.87%, 11/2/2023 (f)	42,523,000	41,463,852
Svenska Handelsbanken AB (Sweden)
5.36%, 10/10/2023 (f)	104,101,000	102,060,794
5.33%, 1/9/2024 (f)	133,099,000	128,574,285
Telstra Group Ltd. (Australia) 5.48%, 6/22/2023 (f)	230,340,000	229,618,446

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Short-Term Investments — continued
Commercial Paper — continued
TELUS Corp. (Canada)
5.74%, 10/5/2023 (f)	13,965,000	13,682,463
5.74%, 10/10/2023 (f)	40,395,000	39,544,228
TransCanada PipeLines Ltd. (Canada) 5.66%, 8/8/2023 (f)	10,000,000	9,893,472
Westpac Banking Corp. (Australia)
5.52%, 8/23/2023 (f)	80,993,000	79,992,520
5.36%, 2/9/2024 (f)	7,000,000	6,730,633
Westpac Securities Ltd. (New Zealand) 5.61%, 11/30/2023 (f)	54,000,000	52,514,955
Westpac Securities NZ Ltd. (New Zealand) 4.21%, 8/25/2023 (f)	49,700,000	49,068,962
Total Commercial Paper (Cost $6,645,689,507)		6,638,284,695
	SHARES
Investment Companies — 12.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (g) (h) (Cost $2,966,521,596)	2,966,521,596	2,966,521,596
Investment of Cash Collateral from Securities Loaned — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (g) (h)	29,706,469	29,709,439
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (g) (h)	3,609,054	3,609,054
Total Investment of Cash Collateral from Securities Loaned (Cost $33,321,064)		33,318,493
	PRINCIPAL AMOUNT($)
Repurchase Agreements — 0.4%
Wells Fargo Securities LLC, 5.40%, dated 5/31/2023, due 6/21/2023, repurchase price $100,315,000, collateralized by Asset-Backed Securities, 0.00% - 11.75%, due 2/15/2024 - 5/25/2065, with the value $111,485,001. (Cost $100,000,000)	100,000,000	100,000,000
Total Short-Term Investments (Cost $13,932,496,512)		13,917,451,853
Total Investments — 101.2% (Cost $25,041,972,192)		24,920,975,102
Liabilities in Excess of Other Assets — (1.2)%		(306,748,619)
NET ASSETS — 100.0%		24,614,226,483

Percentages indicated are based on net assets.

Abbreviations
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)	The security or a portion of this security is on loan at May 31, 2023. The total value of securities on loan at May 31, 2023 is $32,473,132.
(d)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(f)	The rate shown is the effective yield as of May 31, 2023.
(g)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(h)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	8,570	09/29/2023	USD	1,763,746,176	(1,076,742)

Abbreviations
USD	United States Dollar

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$1,609,368,700	$5,201,793	$1,614,570,493
Commercial Mortgage-Backed Securities	—	30,396,634	—	30,396,634
Corporate Bonds	—	8,170,985,171	—	8,170,985,171
Foreign Government Securities	—	4,823,925	—	4,823,925
U.S. Government Agency Securities	—	130,606,534	—	130,606,534
U.S. Treasury Obligations	—	1,052,140,492	—	1,052,140,492
Short-Term Investments
Certificates of Deposits	—	4,179,327,069	—	4,179,327,069
Commercial Paper	—	6,638,284,695	—	6,638,284,695
Investment Companies	2,966,521,596	—	—	2,966,521,596
Investment of Cash Collateral from Securities Loaned	33,318,493	—	—	33,318,493
Repurchase Agreements	—	100,000,000	—	100,000,000
Total Short-Term Investments	2,999,840,089	10,917,611,764	—	13,917,451,853
Total Investments in Securities	$2,999,840,089	$21,915,933,220	$5,201,793	$24,920,975,102
Depreciation in Other Financial Instruments
Futures Contracts	$(1,076,742)	$—	$—	$(1,076,742)
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.26% (a) (b)	$14,713,952	$59,000,000	$44,000,000	$(2,942)	$(1,571)	$29,709,439	29,706,469	$365,392	$—

JPMorgan Ultra-Short Income ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	$1,401,082	$26,316,574	$24,108,602	$—	$—	$3,609,054	3,609,054	$55,667	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	2,751,326,315	4,638,830,548	4,423,635,267	—	—	2,966,521,596	2,966,521,596	56,043,283	—
Total	$2,767,441,349	$4,724,147,122	$4,491,743,869	$(2,942)	$(1,571)	$2,999,840,089		$56,464,342	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.